Other operating (expenses) income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating (expenses) income
Expense for legal provisions	$ (686,430)	$ (516,288)	$ (650,926)
Gain (loss) on sale of assets	121,309	(86,954)	(123,342)
Impairment of current assets	(95,902)	(101,871)	(83,773)
Other income	234,892	149,258	785,297
Other operating income (expense)	$ (426,131)	$ (555,855)	$ (72,744)